Summary of Significant Accounting Policies - Schedule of Property and Equipment Accumulated Depreciation (Details)	Oct. 31, 2025
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Office and Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Office and Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the lease term or estimated useful lives